Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
7) Intangible Assets
Intangible assets, net
, consisted of trademarks, patents, distributor relationships, and non-compete
agreements with estimated remaining useful lives ranging from 5 to 10 years. Intangible assets are amortized on a straight-line basis and the weighted-average amortization period for all amortizable intangibles on a combined basis is 8.5 years.
Intangible assets, net
, as of December 31, were as follows (in thousands):

	2021			2020
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	$2,500	$(708)	$1,792	$2,500	$(458)	$2,042
Non-compete agreements	640	(363)	277	640	(235)	405
Others	440	(238)	202	440	(154)	286

	$3,580	$(1,309)	$2,271	$3,580	$(847)	$2,733

Amortization of
Intangible assets, net
, recorded in
Selling, administrative and engineering expense
on the
Combined statements of operations and comprehensive loss
was $462 thousand for 2021 and 2020, and $385 thousand for 2019. Future amortization of the Company’s intangible assets of December 31, 2021 is as follows (in thousands):

2022	$462
2023	462
2024	289
2025	254
2026	254
Thereafter	550

$2,271